BETTER 10K - CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ (475,441)	$ (625,864)	$ (888,802)	$ (301,128)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation	4,694	10,767	13,674	7,647
Other Asset Impairment Charges	5,208	113,118	145,178	0
Amortization of Intangible Assets	28,098	26,078	35,368	19,573
Amortization of Debt Issuance Costs and Discounts	6,043	213,534	273,048	19,592
Fair Value Adjustment of Warrants	(861)	0	(28,901)	32,790
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	236,603	(306,866)	(236,603)	0
Share-Based Payment Arrangement, Noncash Expense	37,398	31,021	38,557	55,215
Provision (Recovery) For Loan Repurchase Reserve, Net Of Charge Offs			33,518	10,102
Unrealized Gain (Loss) on Derivatives	(819)	291	5,695	7,744
Mortgage Loans Held For Sale, Change in Fair Value	6,070	81,247	54,266	67,678
Operating Lease, Right-of-Use Asset, Periodic Reduction	5,446	10,521	8,791	24,752
Increase (Decrease) in Operating Capital [Abstract]
Payment for Origination, Loan, Mortgage, Held-for-Sale	(2,607,781)	(9,940,429)	(10,508,885)	(51,280,393)
Proceeds from Sale, Loan, Mortgage, Held-for-Sale	2,685,341	11,390,991	12,035,915	51,791,633
Increase (Decrease) in Operating Lease Liability	(11,247)	(11,952)	(13,608)	(11,742)
Increase (Decrease) in Other Receivables	6,043	22,976	37,878	(11,149)
Increase (Decrease) in Prepaid Expense and Other Assets	15,035	(4,549)	(2,941)	(60,442)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	4,648	(26,110)	(40,557)	(7,958)
Increase (Decrease) In Escrow Payable	(4,848)	(5,162)	(3,554)	(14,594)
Increase (Decrease) in Other Operating Liabilities	(17,847)	(2,863)	(19,814)	11,895
Net Cash Provided by (Used in) Operating Activities, Total	(76,167)	978,790	938,223	361,215
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(332)	(7,798)	(11,735)	(15,722)
Proceeds from Sale of Property, Plant, and Equipment	717	0	4,473	0
Payments to Develop Software	(8,563)	(18,581)	(23,548)	(52,926)
Payments to Acquire Businesses, Net of Cash Acquired	(12,713)	0	(3,847)	(5,074)
Proceeds from sale of mortgage servicing rights			0	5,019
Net Cash Provided by (Used in) Investing Activities, Total	(41,992)	(30,226)	(34,657)	(68,703)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Lines of Credit	2,237,603	9,582,426	10,131,559	50,500,028
Repayments of Lines of Credit	(2,308,116)	(11,072,666)	(11,655,427)	(51,040,074)
Finance Lease, Principal Payments	(1,062)	(824)	(1,122)	(955)
Borrowings on corporate line of credit			0	80,000
Repayments of Long-Term Lines of Credit	(146,449)	(5,000)	(5,000)	0
Proceeds from issuance of Pre-Closing Bridge Notes			0	458,122
Excess capital/proceeds from issuance of Pre-Closing Bridge Notes			0	291,878
Payments of Debt Issuance Costs	(3,561)	0	0	(425)
Proceeds from Stock Options Exercised	343	2,440	59	18,791
Proceeds From (Repayments Of) Stock Options Exercised Not Yet Vested			0	2,825
Payments for Repurchase of Common Stock	0	(5,570)	(7,169)	(5,648)
Net cash provided by (used in) financing activities	327,671	(1,499,194)	(1,537,100)	304,542
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	(1,006)	(764)	725	35
Net Change in Cash	208,506	(551,394)	(632,809)	597,089
Cash - Beginning of period	346,065	978,874	978,874	381,785
Cash - End of period	554,571	427,480	346,065	978,874
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and Cash Equivalents, at Carrying Value	526,765	398,037	317,959	938,319
Restricted Cash	27,806	29,443	28,106	40,555
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	554,571	427,480	346,065	978,874
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	12,008	24,941	13,069	78,809
Income Taxes Paid, Net	(5,886)	1,333	1,828	35,774
Noncash Investing and Financing Items [Abstract]
Capitalized stock-based compensation costs	3,874	2,967	4,051	8,972
Noncash Vesting Of Stock Options Exercsied In Prior Periods			16,383	1,154
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	3,395	12,781	15,267	38,268
Noncash Change In Loan Commitment Asset			0	121,723
Cashless exercise of convertible preferred stock warrants			0	26,592
Noncash Or Part Noncash Acquisition, Earnout	$ 3,430	$ 0	$ 0	$ 3,875